Financial instruments - Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	R$ 131,260	R$ 117,553
Trade receivables	416,103	488,480
Current trade receivables	390,575	459,947
Non-current trade receivables	25,528	28,533
Opening allowance for expected credit losses	117,553	108,434
Additional Allowance for expected credit losses of trade accounts receivable	89,882	82,946
Reversal, allowance account for credit losses of financial assets	(34,151)	(17,668)
Utilisation, allowance account for credit losses of financial assets	(42,024)	(56,159)
Closing allowance for expected credit losses	131,260	117,553
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from subscription services	248,322	293,304
Accounts receivable from equipment rental	111,535	114,252
Chargeback	93,829	72,401
Services rendered	46,991	51,456
Cash in transit	12,620	24,172
Receivables from registry operation	13,643	22,347
Allowance for expected credit losses	(131,260)	(117,553)
Other trade accounts receivable	20,423	28,101
Opening allowance for expected credit losses	(117,553)
Closing allowance for expected credit losses	R$ (131,260)	R$ (117,553)